QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

With copy to:
 The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2014

ITEM 1. SCHEDULE OF INVESTMENTS

LEADSMAN CAPITAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	53.86%

	COMPUTERS/HARDWARE/SOFTWARE	7.79%
150	Apple Inc.		$16,557
500	Symantec Corp.		12,827

			29,384

	DIVERSIFIED	2.95%
300	General Electric Co.		7,581
125	Quanta Services, Inc.		3,549

			11,130

	FINANCIAL	10.16%
1,000	BGC Partners Inc. Class “A”		9,150
500	Colony Financial Inc.		11,910
500	New York Community Bancorp, Inc.		8,000
400	Starwood Property Trust, Inc.		9,296

			38,356

	FOOD	3.01%
325	Whitewave Foods Co.		11,372

	HEALTHCARE	10.86%
175	Aetna, Inc.		15,545
200	Merck & Co., Inc.		11,358
250	Mylan Inc.		14,093

			40,996

	MEDIA	3.76%
600	New Media Investment Group		14,178

	OIL & GAS	1.88%
150	Atlas Energy LP		4,673
225	Atlas Resource Partners LP		2,408

			7,081

	REAL ESTATE	1.77%
500	Excel Trust, Inc.		6,695

	RETAIL	3.03%
150	Walgreen Co.		11,430

	STEEL	1.18%
750	AK Steel Holding Corp.		4,455

	TRANSPORTATION	7.46%
250	American Airlines Group Inc.		13,407
300	Delta Air Lines, Inc.		14,757

			28,164

	TOTAL COMMON STOCKS	53.86%	203,241

	PREFERRED STOCK

	FINANCIAL	6.54%
475	Colony Financial Inc., Series A, 8.500%		12,483
475	Northstar Realty Finance Corp., Series C, 8.875%		12,188

			24,671

	OIL & GAS	1.35%
200	Atlas Pipeline Partners LP, Series E, 8.250%		5,076

	REAL ESTATE
350	Excel Trust, Inc, Series B, 8.125%	6.84%	9,289
375	Resource Capital Corp., Series B, 8.250%		8,276
300	Stag Industrial Inc., Series A, 9.000%		8,259

			25,824

	TOTAL PREFERRED STOCKS	14.73%	55,571

LEADSMAN CAPITAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	CORPORATE BONDS	18.58%

	OIL & GAS	8.36%
20,000	Atlas EN Holdings OP Co., 9.25%, August 15, 2021		$15,700
10,000	Gastar Exploration Inc., 8.625%, May 15, 2018		8,950
10,000	Sandridge Energy Inc., 8.750%, January 15, 2020		6,900

			31,550

	STEEL	3.70%
15,000	AK Steel Holding Corp., 8.375%, April 1, 2022		13,950

	TRANSPORTATION	6.53%
25,000	Navistar International Corp., 8.250%, November 1, 2021		24,625

	TOTAL CORPORATE BONDS	18.58%	70,125

	MONEY MARKET FUND	10.57%
39,869	Federated Prime Money Market, 0.03%*		39,869

	TOTAL INVESTMENTS	97.74%	368,806
	Other assets, net of liabilities	2.26%	8,547

	NET ASSETS	100.00%	$377,353

* Effective 7 day yield as of December 31, 2014.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$203,241	-	-	$203,241
Preferred Stocks	55,571	-	-	$55,571
Corporate Bonds	70,125	-	-	$70,125
Money Market	39,869	-	-	$39,869

	$368,806	-	-	$368,806

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2014.

At December 31, 2014 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $326,277 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,107
Gross unrealized depreciation	(15,448)

Net unrealized appreciation	$2,659

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	February 25, 2015

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	February 25, 2015